Short Term Loans	12 Months Ended
Jun. 30, 2018
Short Term Loans [Abstract]
SHORT TERM LOANS

NOTE 12 – SHORT TERM LOANS

Outstanding balances of short term bank loans consisted of the following:

	As of June 30,
	2018	2017

Loan from Bank of Communication, with an interest rate of 5.655% per annum due on July 20, 2018	$740,506	$-
Loan from China Merchants Bank, with an interest rate of 5.655% per annum due in July and August, 2018, respectively	1,813,483	-
	$2,553,989	$-

On November 6, 2017, the Company entered into a revolving credit facility with Bank of Communication (“BC Credit Facility”) which permits the Company to borrow up to approximately $753,100 (RMB 5,000,000) during the period from October 9, 2017 to October 9, 2018. The Company borrowed $753,116 (RMB 4,900,000) with an interest rate at 5.655% per annum on November 8, 2017 and repaid the loan on February 8, 2018.

On January 3, 2018, the Company entered into an additional credit facility with China Merchants Bank which permits the Company to borrow up to $1,111,712 (RMB 7,000,000).  The Company borrowed $1,111,712 (RMB 7,000,000) with an interest rate at 5.655% per annum on February 9, 2018 and repaid the loan on July 2, 2018.

On February 8, 2018, the Company borrowed $740,506 (RMB 4,900,000) from Bank of Communication at an interest rate of 5.655% per annum and due on July 20, 2018. On July 20, 2018, the Company repaid the loan.

On May 17, 2017, the Company entered into a revolving credit facility with China Merchants Bank (“CMB Credit Facility”) which permits the Company to borrow up to approximately $753,100 (RMB 5,000,000) with an interest rate at 5.655% per annum during the period from May 17, 2017 to May 16, 2018. The CMB Credit Facility is guaranteed by the CEO and Chairman and President of the Company as joint guarantors. In September 2017, the Company borrowed the full credit amount (RMB 5,000,000) the loans were repaid by May 2018. The credit facility was renewed on June 22, 2018, and the credit line was up to $1,543,115 (RMB 10,000,000).

During the fiscal year 2018, the Company borrowed $4,152,377 (RMB 27,000,000) from CMB Credit Facility with an interest rate at 5.655% per annum. As of June 30, 2018, the Company had a balance of $1,813,483 (RMB 12,000,000) with China Merchants Bank. These loans were repaid in July and August 2018 respectively.

On June 22, 2018, the Company entered into a revolving credit facility with China Merchants Bank (“CMB Credit Facility”) which permits the Company to borrow up to approximately $1,543,115 (RMB 10,000,000) for the period from July 11, 2018 to July 10, 2019 with an interest rate at 5.655% per annum. The CMB Credit Facility is guaranteed by the CEO, the wife of the CEO, Chairman, and the wife of Chairman of the Company, and Shanghai Small and Medium-sized Enterprises Policy Financing Guarantee Fund Management Centre as joint guarantors. On July 11, 2018, the Company borrowed $1,543,115 due on July 11, 2019.

On August 8, 2018, the Company borrowed $292,770 (RMB 2,000,000) from Bank of Communication with an interest rate at 5.655% per annum expiring November 15, 2018.

On August 10, 2018, the Company borrowed $438,629 (RMB 3,000,000) from China Merchants Bank at an interest rate of 5.133% per annum and due on August 9, 2019.

On August 15, 2018, the Company borrowed $435,692 (RMB 3,000,000) from China Merchants Bank at an interest rate of 5.655% per annum and due on August 14, 2019.

On September 5, 2018, the Company borrowed $439,457 (RMB 3,000,000) from Bank of Communication at an interest rate of 5.0025% per annum and due on December 20, 2019.

On September 7, 2018, the Company borrowed $ 293,204 (RMB 2,000,000) from China Merchants Bank at an interest rate of 5.655% per annum and due on September 6, 2019.

Interest expense was $82,507, Nil and Nil for the years ended June 30, 2018, 2017 and 2016, respectively.